The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio—Limited Duration Credit Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 24, 2012 (Accession No. 0001193125-12-400944), which is incorporated herein by reference.